ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2015
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of ownership structure

As of December 31, 2015, the Group’s ownership structure is summarized as follows.

Names of Major Subsidiaries, Variable Interest Entities and Affiliate(s)	Date of incorporation	Percentage of ownership or economic interest

Subsidiaries
Ku6 (Beijing) Technology Co., Ltd. (“Beijing Technology”)	March 5, 2007	100%
Wei Mo San Yi (Tianjin) Science and Technology Co., Ltd. (“Tianjin Technology”)	December 23, 2008	100%
Kusheng (Tianjin) Technology Co., Ltd. (“Kusheng”)	August 26, 2011	100%
Variable Interest Entities
Ku6 (Beijing) Information Technology Co., Ltd. (“Ku6 Beijing Information”)	April 20, 2006	100%
Tianjin Ku6 Zheng Yuan Information Technology Co., Ltd. (“Tianjin Information”)	March 20, 2009	100%
Tianjin Ku6 Network Communication Technology Co., Ltd. (“Ku6 Network”)	December 14, 2011	100%
Beijing Ku6 Culture Media Co., Ltd. (“Ku6 Culture”)	June 22, 2010	100%
Affiliates
Beijing Modo Media Co., Ltd. (“Beijing Modo”)	August 4, 2015	30%
Shanghai Yisheng Network Technology Co., Ltd. (“Yisheng”)	November 22, 2007	20%
Bale Interactive (Beijing) Culture Media Co., Ltd. (“Bale”)	April 10, 2012	7%